Debt - New Credit Facility (Details)		6 Months Ended
	Feb. 06, 2017 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Line of Credit Facility [Line Items]
Line of credit facility, current borrowing capacity	$ 2,500,000,000
Line of credit facility, additional borrowing capacity	1,500,000,000
Less deferred financing costs, net		$ (8,689,000)	$ 0
Revolving Credit Facility
Line of Credit Facility [Line Items]
Line of credit facility, current borrowing capacity	$ 1,000,000,000
Line of Credit
Line of Credit Facility [Line Items]
Long-term debt		$ 1,486,529,000
Ratio of indebtedness to net capital		8.00
Long-term debt maturities, repayments of principal		$ 1,500,000,000
Line of Credit | Revolving Credit Facility
Line of Credit Facility [Line Items]
Debt instrument, number of maturity date extensions	1 year
Long-term line of credit		0
Line of Credit | Unsecured Debt
Line of Credit Facility [Line Items]
Line of credit facility, current borrowing capacity	$ 1,500,000,000
Long-term line of credit		$ 1,500,000,000
Line of credit facility, interest rate at end of period		3.03%
Unsecured Debt
Line of Credit Facility [Line Items]
Long-term line of credit			$ 0	$ 114,023,000
Less deferred financing costs, net		$ (13,471,000)
London Interbank Offered Rate (LIBOR)
Line of Credit Facility [Line Items]
Debt instrument, variable rate		1.23%	0.77%
London Interbank Offered Rate (LIBOR) | Line of Credit
Line of Credit Facility [Line Items]
Basis spread		1.00%
London Interbank Offered Rate (LIBOR) | Line of Credit | Revolving Credit Facility
Line of Credit Facility [Line Items]
Basis spread		1.80%
Federal Funds Effective Swap Rate | Line of Credit
Line of Credit Facility [Line Items]
Basis spread		0.50%
Minimum | Revolving Credit Facility
Line of Credit Facility [Line Items]
Line of credit facility, unused capacity, commitment fee percentage		0.35%
Line of credit facility, facility fee percentage		0.125%
Minimum | London Interbank Offered Rate (LIBOR) | Line of Credit | Revolving Credit Facility
Line of Credit Facility [Line Items]
Basis spread		1.75%
Minimum | London Interbank Offered Rate (LIBOR) | Line of Credit | Unsecured Debt
Line of Credit Facility [Line Items]
Basis spread		1.70%
Minimum | Base Rate | Line of Credit | Revolving Credit Facility
Line of Credit Facility [Line Items]
Basis spread		0.75%
Minimum | Base Rate | Line of Credit | Unsecured Debt
Line of Credit Facility [Line Items]
Basis spread		0.70%
Maximum | Revolving Credit Facility
Line of Credit Facility [Line Items]
Line of credit facility, unused capacity, commitment fee percentage		0.20%
Line of credit facility, facility fee percentage		0.30%
Maximum | London Interbank Offered Rate (LIBOR) | Line of Credit | Revolving Credit Facility
Line of Credit Facility [Line Items]
Basis spread		2.30%
Maximum | London Interbank Offered Rate (LIBOR) | Line of Credit | Unsecured Debt
Line of Credit Facility [Line Items]
Basis spread		2.30%
Maximum | Base Rate | Line of Credit | Revolving Credit Facility
Line of Credit Facility [Line Items]
Basis spread		1.30%
Maximum | Base Rate | Line of Credit | Unsecured Debt
Line of Credit Facility [Line Items]
Basis spread		1.30%